Financial Expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Expenses
Interest on lease liabilities	kr (1,604)	kr (590)	kr (388)
Other interest expenses under the effective interest method	(31,191)	(6,518)	(5)
Exchange rate differences			(53,267)
Changes in FX options measured at fair value			(3,318)
Other financial expenses	(4,874)	(2,145)
Total	kr (37,669)	kr (9,253)	kr (56,978)